Accumulated Other Comprehensive Income -Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income [Abstract]
Tax benefit (expense) related to actuarial gain (loss) included in other comprehensive income (loss)	$ (3.3)	$ 0.3	$ 2.9